John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 97.7%		$1,844,903,484
(Cost $1,688,545,637)
Communication services 5.1%		95,801,734
Entertainment 2.8%
Madison Square Garden Sports Corp. (A)	202,398	37,463,870
Playtika Holding Corp. (A)	2,178,686	15,730,113
Interactive media and services 2.3%
Bumble, Inc., Class A (A)	1,538,384	21,106,628
Yelp, Inc. (A)	491,679	21,501,123
Consumer discretionary 9.1%		172,955,283
Automobile components 0.7%
Atmus Filtration Technologies, Inc. (A)	598,232	13,358,521
Broadline retail 0.3%
Savers Value Village, Inc. (A)	329,361	6,155,757
Hotels, restaurants and leisure 1.5%
First Watch Restaurant Group, Inc. (A)	1,289,550	27,673,743
Household durables 1.2%
Universal Electronics, Inc. (A)(B)	682,976	6,057,997
Vizio Holding Corp., Class A (A)	2,264,265	15,849,855
Leisure products 0.8%
Malibu Boats, Inc., Class A (A)	382,870	15,984,823
Specialty retail 3.9%
Academy Sports & Outdoors, Inc.	330,343	20,722,416
Boot Barn Holdings, Inc. (A)	325,145	23,325,902
Lithia Motors, Inc.	103,327	30,465,966
Textiles, apparel and luxury goods 0.7%
Columbia Sportswear Company	168,563	13,360,303
Consumer staples 2.7%		50,694,746
Consumer staples distribution and retail 2.1%
Performance Food Group Company (A)	333,251	24,220,683
The Chefs’ Warehouse, Inc. (A)	466,922	14,857,458
Household products 0.6%
Central Garden & Pet Company, Class A (A)	281,410	11,616,605
Energy 5.3%		99,552,088
Energy equipment and services 2.3%
Helmerich & Payne, Inc.	683,154	27,503,780
Liberty Energy, Inc.	763,188	15,866,679
Oil, gas and consumable fuels 3.0%
Chord Energy Corp.	180,082	27,689,408
Magnolia Oil & Gas Corp., Class A	1,381,776	28,492,221
Financials 11.0%		208,206,394
Banks 9.3%
Atlantic Union Bankshares Corp.	930,596	31,789,159
Banner Corp.	572,569	26,670,264
Independent Bank Group, Inc.	658,931	31,859,314
Pinnacle Financial Partners, Inc.	364,301	32,196,922
SouthState Corp.	364,928	30,325,517
Univest Financial Corp.	1,072,073	22,770,831
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 1.7%
Compass Diversified Holdings	1,475,527	$32,594,387
Health care 16.2%		305,187,897
Biotechnology 0.7%
Ionis Pharmaceuticals, Inc. (A)	139,730	7,180,725
Ultragenyx Pharmaceutical, Inc. (A)	157,777	6,959,543
Health care equipment and supplies 7.5%
Envista Holdings Corp. (A)	592,816	13,931,176
Globus Medical, Inc., Class A (A)	461,689	24,372,562
ICU Medical, Inc. (A)	199,454	18,256,025
Inmode, Ltd. (A)	809,598	19,179,377
Integer Holdings Corp. (A)	37,023	3,751,170
Integra LifeSciences Holdings Corp. (A)	590,455	23,706,768
Merit Medical Systems, Inc. (A)	228,373	17,881,606
Teleflex, Inc.	82,696	20,081,070
Health care providers and services 4.3%
Acadia Healthcare Company, Inc. (A)	252,116	20,708,808
Henry Schein, Inc. (A)	280,379	20,983,564
Option Care Health, Inc. (A)	580,348	18,130,072
Patterson Companies, Inc.	702,965	20,990,535
Life sciences tools and services 2.0%
Bio-Rad Laboratories, Inc., Class A (A)	57,512	18,455,026
Charles River Laboratories International, Inc. (A)	90,079	19,482,286
Pharmaceuticals 1.7%
Jazz Pharmaceuticals PLC (A)	60,330	7,403,698
Prestige Consumer Healthcare, Inc. (A)	385,666	23,733,886
Industrials 16.1%		304,083,397
Aerospace and defense 1.2%
Hexcel Corp.	344,134	22,847,056
Building products 3.6%
Gibraltar Industries, Inc. (A)	280,133	22,668,362
Hayward Holdings, Inc. (A)	1,856,895	23,248,325
The AZEK Company, Inc. (A)	572,480	22,074,829
Construction and engineering 4.8%
Arcosa, Inc.	466,873	36,546,818
EMCOR Group, Inc.	157,343	35,891,512
MasTec, Inc. (A)	260,615	17,114,587
Electrical equipment 1.1%
Regal Rexnord Corp.	157,317	20,995,527
Machinery 4.3%
Crane Company	227,523	28,237,880
The Middleby Corp. (A)	173,971	24,542,089
The Timken Company	356,204	29,176,670
Professional services 1.1%
WNS Holdings, Ltd., ADR (A)	299,059	20,739,742
Information technology 22.6%		426,100,090
Electronic equipment, instruments and components 2.2%
Advanced Energy Industries, Inc.	204,382	21,292,517
Crane NXT Company	353,880	20,624,126
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 6.7%
Allegro MicroSystems, Inc. (A)	601,855	$15,612,119
Alpha & Omega Semiconductor, Ltd. (A)	743,189	19,070,230
Ambarella, Inc. (A)	331,265	17,411,288
MACOM Technology Solutions Holdings, Inc. (A)	300,643	25,924,446
Synaptics, Inc. (A)	186,655	19,936,621
Veeco Instruments, Inc. (A)	898,586	28,646,922
Software 13.7%
Adeia, Inc.	1,937,874	23,525,790
Alkami Technology, Inc. (A)	804,123	19,797,508
CommVault Systems, Inc. (A)	349,864	32,075,532
CyberArk Software, Ltd. (A)	112,542	26,276,306
Progress Software Corp.	427,358	24,278,208
Q2 Holdings, Inc. (A)	434,992	18,508,910
Tenable Holdings, Inc. (A)	479,228	22,571,639
Varonis Systems, Inc. (A)	518,703	23,279,391
Xperi, Inc. (A)	1,626,738	17,373,562
Yext, Inc. (A)	3,063,276	18,165,227
Zuora, Inc., Class A (A)	3,471,526	31,729,748
Materials 3.2%		60,146,105
Chemicals 1.3%
Avient Corp.	674,253	24,414,701
Construction materials 1.9%
Summit Materials, Inc., Class A (A)	987,601	35,731,404
Real estate 5.3%		100,997,274
Hotel and resort REITs 1.3%
Sunstone Hotel Investors, Inc.	2,258,630	24,099,582
Industrial REITs 4.0%
EastGroup Properties, Inc.	219,532	38,951,563
First Industrial Realty Trust, Inc.	736,532	37,946,129
Utilities 1.1%		21,178,476
Multi-utilities 1.1%
Unitil Corp.	445,675	21,178,476

	Yield (%)	Shares	Value
Short-term investments 2.6%			$48,893,088
(Cost $48,882,156)
Short-term funds 2.6%			48,893,088
John Hancock Collateral Trust (C)	5.3658(D)	4,888,576	48,893,088

Total investments (Cost $1,737,427,793) 100.3%	$1,893,796,572
Other assets and liabilities, net (0.3%)	(5,309,267)
Total net assets 100.0%	$1,888,487,305

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(D)	The rate shown is the annualized seven-day yield as of 1-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,888,576	$65,305,603	$137,135,352	$(153,572,623)	$26,293	$(1,537)	$617,034	—	$48,893,088
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended January 31, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Universal Electronics, Inc.	682,976	$5,361,362	—	—	—	$696,635	—	—	$6,057,997
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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